Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others	¥ 1,144.2	¥ 1,005.8	¥ 807.1
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net	27.5	28.6	39.7
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(62.1)	(114.0)	(96.7)
Gains on reversal of reserves for possible losses on loans, and others	10.5	7.6	7.4
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	95.9	54.7	84.6
Net extraordinary gains (losses)	21.9	40.9	(10.6)
Others	(47.9)	(68.8)	(52.5)
Income before income tax expense under Japanese GAAP	1,190.0	955.0	779.0
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	(243.2)	50.5	(373.2)
Investments	(147.4)	571.7	(210.5)
Loans	(9.1)	(8.8)	(30.3)
Allowances for credit losses	(73.5)	25.3	(9.8)
Premises and equipment	(29.9)	(55.1)	(29.3)
Land revaluation	39.0	4.9	5.6
Business combinations	7.4	10.8	8.9
Pension liabilities	(20.7)	(60.4)	(71.6)
Consolidation of variable interest entities	24.5	211.2	0.8
Foreign currency translation	10.5	(83.2)	(5.2)
Others	11.5	0.9	4.8
Income before income tax expense under U.S. GAAP	¥ 759.3	¥ 1,623.1	¥ 69.2